Inventories Schedule of Inventory (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory, Gross [Abstract]
Raw materials and supplies	$ 164.9	$ 191.5
Work-in-process	899.6	914.1
Finished goods	161.3	191.1
Total inventories at current cost	1,225.8	1,296.7
Adjustment from current cost to LIFO cost basis	33.6	2.9
Inventory valuation reserves	(104.1)	(88.5)
Progress payments	0.0	0.0
Total inventories, net	$ 1,155.3	$ 1,211.1